Operating Segments - Virginia Power (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Charge for RGGI compliance cost, after tax	$ 134
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax	142
Gain (loss) on investments			$ (505)	$ 639	$ 412
Benefit for change in CCRO reserve, after tax		$ 97
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Charge for RGGI compliance cost, after tax	134
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax	$ 142
Benefit for change in CCRO reserve, after tax		$ 97
Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses			(2,900)	(485)	(1,200)
Charge associated with storm damage and service restoration			125
Charge associated with storm damage and service restoration, after tax			93
Operating Segments | Nuclear Decommissioning Trust Fund
Segment Reporting Information [Line Items]
Gain (loss) on investments			559	568	335
Gain (loss) on investments, after tax			451	445	264
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset early retirement expense					751
Asset early retirement expense after tax					559
Charges associated with budget process related to customer arrears				77
Charges associated with budget process related to customer arrears, after tax				57
Charge associated with storm damage and service restoration			117	68
Charge associated with storm damage and service restoration, after tax			87	50
Loss from unbilled revenue reduction				151
Loss from unbilled revenue reduction, after tax				112
Net charge associated with settlement of the 2021 Triennial Review				125
Net charge associated with settlement of the 2021 Triennial Review, after tax				93
Amortization of regulatory asset			243	61
Amortization of regulatory asset after tax			181	45
Charge for RGGI compliance cost			213
Charge for RGGI compliance cost, after tax			159
Charge in connection with comprehensive settlement agreement for fuel expenses			191
Charge in connection with comprehensive settlement agreement for fuel expenses, after-tax			142
Charges for Dismantling cost			167
Charges for Dismantling cost, after tax			124
Benefit for change in CCRO reserve				130
Benefit for change in CCRO reserve, after tax				97
Charge for expected CCRO					130
Charge for expected CCRO, net of tax					97
Charges associated with legislation enacted related to customer arrears					127
Charges associated with legislation enacted related to customer arrears, net of tax					94
Operating Segments | Virginia Electric and Power Company | Nuclear Decommissioning Trust Fund
Segment Reporting Information [Line Items]
Gain (loss) on investments			(78)
Gain (loss) on investments, after tax			(58)
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
After- tax net expenses			(1,700)	705	(2,900)
After- tax net expenses for specific items			(1,700)	821	(2,700)
Operating Segments | Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses			(792)	(202)	(863)
After- tax net expenses for specific items			$ (773)	$ (202)	$ (915)